General Information	6 Months Ended
Jun. 30, 2023
Disclosure Of General Information [Abstract]
General Information

1. GENERAL INFORMATION

These unaudited condensed consolidated financial statements are the interim financial statements of LumiraDx Limited (“the Company”) and its subsidiaries (“the Group”), for the six-month period ended June 30, 2023 (“the Financial Statements”).

The Company is an exempted company limited by shares incorporated in the Cayman Islands (registered number 314391) with registered offices situated at the offices of Ocorian Trust (Cayman) Limited, PO Box 1350, Windward 3, Regatta Office Park, Grand Cayman KY1-1108.